Risk assessment	12 Months Ended
Dec. 31, 2014
Risk assessment
43 Risk assessment
In accordance with the Swiss Code of Obligations the following disclosure provides information regarding the risk assessment process, which was in place for the reporting period and followed by the Board of Directors.
The primary objectives of risk management are to protect the financial strength and reputation of the Group, while ensuring that capital is well deployed to support business activities and grow shareholder value. The risk management organization reflects the specific nature of the various risks in order to ensure that risks are managed within set limits in a transparent and timely manner.
The Board of Directors is responsible for the strategic direction, supervision and control of the Group and for defining its overall tolerance for risk in the form of a risk appetite statement and overall risk limits. The Board of Directors has delegated certain responsibilities regarding risk management and oversight to the Risk Committee, the Audit Committee and to the Executive Board.
The Risk Committee is responsible for assisting the Board in fulfilling its oversight responsibilities by providing guidance regarding risk governance and the development of the risk profile and capital adequacy, including the regular review of major risk exposures and overall risk limits. In addition to its other responsibilities, such as reviewing the quarterly and annual financial statements and the performance of internal and external auditors, the Audit Committee reviews management’s report on internal control over financial reporting (SOX 404), the annual report on the internal control system and the annual compliance report.
Within the Executive Board of the Group, the Chief Risk Officer (CRO) is responsible for providing risk management oversight and for establishing an organizational basis to manage and report on all risk management matters. The Capital Allocation & Risk Management Committee (CARMC), the Valuation Risk Management Committee, the Risk Processes & Standards Committee and the Reputational Risk & Sustainability Committee have been established at senior management level to further support the risk management function. CARMC is comprised of at least five members of the Executive Board and senior management appointed by the CEO and operates rotating through the following three cycles: (i) asset & liability management including capital, funding and liquidity; (ii) market & credit risks; and (iii) internal control systems including operational risks, legal and compliance issues and internal control matters. CARMC may delegate its authority to set and approve certain limits for position risk, funding, liquidity and capital to the CRO or divisional risk management committees. Divisional and legal entity risk management committees review risk, legal and compliance and internal control matters specific to the divisions and individual legal entities, respectively.
During the reporting period, the Board of Directors received the quarterly risk reports from the CRO and the annual internal control system and compliance reports from the office of the General Counsel, which formed the basis of the Board of Directors’ risk reviews. Additional risk information was provided at each meeting of the Risk Committee and at most Board meetings. The Board of Directors, assisted by its Risk and Audit Committees, performed a systematic risk assessment in accordance with established policies and procedures.

Bank
Risk assessment
39 Risk assessment
During the reporting period the Board of Directors and its Risk Committee performed risk assessments in accordance with established policies and procedures.
The governance of the Bank and the Group, including risk governance, is fully aligned. Both the Board of Directors and the Executive Board are comprised of the same individuals.
> Refer to “Note 43 – Risk assessment” in V – Consolidated financial statements – Credit Suisse Group for information in accordance with the Swiss Code of Obligations on the risk assessment process followed by the Board of Directors.